Expense Example - Great-West S and P Mid Cap 400 Index Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	L 1 Year	L 3 Years	L 5 Years	L 10 Years
USD ($)	19	61	107	243	56	178	312	700	82	288	511	1,153